SEMI-ANNUAL REPORT

                             IAI INTERNATIONAL FUND

                                 APRIL 30, 2000




                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS

                             IAI INTERNATIONAL FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000
                                   (UNAUDITED)


               Fund Manager's Review .......................   2

               Fund Portfolio ..............................   6

               Notes to Fund Portfolio .....................   8

               Statement of Assets and Liabilities .........   9

               Statement of Operations .....................  10

               Statements of Changes in Net Assets .........  11

               Financial Highlights ........................  12

               Notes to Financial Statements ...............  13

               Adviser, Custodian, Legal Counsel,
               Independent Auditors,
               Directors ....................  Inside Back Cover

                              FUND MANAGER'S REVIEW

                             IAI INTERNATIONAL FUND


IAI INTERNATIONAL FUND

FUND MANAGEMENT

PETER NORTON


HOW HAS THE FUND PERFORMED?

The IAI International Fund generated a return of (6.31)% for the six-month period ending April 30, 2000 compared to the MSCI EAFE Index, which produced a return of 6.84%. From November 1999 through February 2000, the Fund was adversely impacted by its small-to mid-cap bias and its underweight position in technology. Following a restructuring exercise in late February, the Fund outperformed the EAFE Index by 3.5%, largely due to an increase in the average market capitalization and strong stock selection.


WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Benefiting from its new structure since March, the Fund was positively impacted by several consumer-related holdings in Japan and the UK. Specifically, Honda Motors, the Japanese automobile manufacturer was up 34% while AstraZeneca, a pharmaceutical company rose 23% during this period.


WERE THERE ANY SIGNIFICANT CHANGES?

In late February, the Fund was restructured to reflect a large cap core EAFE mandate, and existing allocations to small cap and emerging markets stocks were eliminated. While continuing to implement an investment strategy that emphasizes a value approach and bottom-up stock selection based on fundamental analysis, several enhancements related to portfolio construction and risk control were introduced. The Fund now invests in securities comprising the top 15% of the EAFE Index by market capitalization. In addition, portfolio controls have been instituted which allow for better management of benchmark risk relative to geographic regions and economic sectors.


CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

From the latter half of 1999 and into early 2000, markets were characterized by very narrow leadership resulting from: 1) outperformance by the very largest stocks, and 2) outperformance by technology and telecommunications stocks. This, coupled with an investor preference for growth strategies over the disciplined value approach adhered to by the Fund, had a negative impact on performance. Since February, however, markets have rallied with an emphasis on larger stocks, particularly financial and consumer staple-related issues. As a result, the Fund has benefited from its overweight position in both of these sectors, as well as its higher average market capitalization.


WHAT IS YOUR OUTLOOK FOR THE FUND?

We believe that international markets are likely to continue a trend that began in the US markets in recent years whereby investors express a preference for larger companies. The Fund is positioned to benefit from such a preference, reflecting a structure that is more balanced by market cap, country and sector classifications. We are excited by the prospects for the Fund as it is positioned today and believe that the changes will result in competitive performance results for the future.


2
--------------------------------------------------------------------------------

                              FUND MANAGER'S REVIEW

                             IAI INTERNATIONAL FUND


PORTFOLIO WEIGHTING:
IAI INTERNATIONAL FUND VS. EAFE INDEX

                                         4/30/00
                              -----------------------------      Country Returns
                                       IAI             EAFE     for the 6 Months
                               International Fund     Index      Ended 4/30/00
--------------------------------------------------------------------------------
 EUROPE
  Austria                                -%              1%           (14)%
  Belgium                                -               1            (22)%
  Denmark                                -               1              8%
  Finland                                -               3             82%
  France                                 8              11             15%
  Germany                               14               9             15%
  Ireland                                -               1             (8)%
  Italy                                  4               4             10%
  Netherlands                            5               5              1%
  Norway                                 -               1              1%
  Portugal                               -               1              4%
  Spain                                  -               2              8%
  Sweden                                 -               3             53%
  Switzerland                           11               5             (8)%
  United Kingdom                        19              19             (3)%
 FAR EAST
  Australia                              6               2              2%
  Hong Kong                              -               2             12%
  Japan                                 28              27              3%
  New Zealand                            -               1             (2)%
  Singapore                              -               1             (1)%
 OTHER COUNTRIES                         4               -
 CASH                                    1               -
================================================================================
 TOTAL                                 100%            100%
================================================================================


                                                                               3
--------------------------------------------------------------------------------

                              FUND MANAGER'S REVIEW

                             IAI INTERNATIONAL FUND


TOP TEN STOCK HOLDINGS

                                                                                     % of Net Assets
                                                                                  ---------------------
Issues                             Country            Industry                    4/30/00     10/31/99
-------------------------------------------------------------------------------------------------------
HSBC Holdings                      United Kingdom     Financial                      4.29          -
DaimlerChrysler                    Germany            Consumer Durables              3.90          -
Siemens                            Germany            Producer Manufacturing         3.61          -
ING Groep                          Netherlands        Financial                      3.56          -
Unilever                           United Kingdom     Consumer Non-Durables          3.35          -
Matsushita Electric Industrial     Japan              Electronic Technology          3.19          -
Barclays                           United Kingdom     Financial                      3.13          -
BASF                               Germany            Producer Manufacturing         3.06        1.42
UBS                                Switzerland        Financial                      2.89          -
Novartis                           Switzerland        Health Technology              2.80          -
======================================================================================================
TOTAL                                                                               33.78        1.42
======================================================================================================


TOP FIVE COUNTRIES
% OF NET ASSETS

[BAR CHART]

                AS OF 4/30/00    AS OF 10/31/99

JAPAN               28.5%            21.6%
UNITED KINGDOM      22.1%            14.4%
GERMANY             13.9%             8.3%
SWITZERLAND         10.8%             0.0%
FRANCE               8.3%            12.2%


4
--------------------------------------------------------------------------------

                              FUND MANAGER'S REVIEW

                             IAI INTERNATIONAL FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

     IAI INTERNATIONAL INDEX         EAFE INDEX

         10,000                        10,000
         10,669                        11,144
         10,910                        11,049
         11,159                        11,207
         10,334                        10,122
          9,365                         8,714
          9,979                        10,075
          9,893                         9,483
          9,839                         9,641
         10,091                         9,955
         10,789                        11,025
         10,421                        10,366
         10,624                        10,471
         10,586                        10,583
         10,093                         9,808
         10,660                        10,293
         10,751                        10,086
         11,126                        10,658
         11,197                        10,812
         10,863                        10,310
         11,470                        10,846
         11,633                        10,617
         11,644                        10,240
         11,265                         9,567
         11,593                         9,615
         11,991                        10,261
         11,490                         9,778
         10,789                         9,531
         10,768                        10,132
         10,527                         9,935
         10,266                         9,417
         10,496                         9,508
         10,746                         9,560
         10,959                         9,562
         11,311                         9,854
         11,961                        10,716
         12,484                        11,735
         12,537                        11,986
         12,266                        11,802
         12,702                        12,218
         13,597                        12,880
         13,575                        12,593
         14,252                        12,984
         13,673                        11,852
         14,990                        12,710
         15,827                        13,787
         15,618                        13,752
         14,814                        13,163
         15,354                        13,724
         15,475                        13,648
         15,249                        13,844
         15,581                        13,980
         16,041                        14,314
         15,467                        13,867
         15,742                        14,331
         15,076                        13,646
         15,058                        13,734
         14,198                        13,210
         14,470                        13,175
         15,164                        14,001
         15,340                        14,531
         15,375                        14,362
         15,243                        14,114
         16,101                        14,996
         15,968                        14,428
         16,076                        14,713
         15,761                        14,322
         15,882                        14,724
         16,426                        15,321
         17,056                        15,387
         17,108                        15,443
         17,082                        15,775
         17,482                        16,238
         17,107                        15,943
         17,119                        16,036
         16,599                        15,572
         16,677                        15,610
         17,211                        16,028
         17,159                        15,868
         17,835                        16,504
         17,808                        16,296
         17,463                        15,729
         17,880                        15,990
         17,809                        16,052
         17,752                        16,141
         18,863                        17,195
         19,487                        18,147
         19,739                        18,445
         18,397                        17,071
         19,061                        18,030
         17,498                        16,649
         17,025                        16,482
         17,066                        16,631
         17,285                        17,396
         18,565                        18,516
         19,003                        19,090
         19,475                        19,245
         19,171                        19,156
         18,105                        19,306
         18,071                        19,506
         15,571                        17,093
         15,606                        16,574
         16,569                        18,306
         17,041                        19,248
         17,378                        20,013
         16,989                        19,959
         16,736                        19,488
         17,310                        20,306
         18,457                        21,133
         17,917                        20,048
         18,761                        20,834
         18,946                        21,459
         18,929                        21,543
         18,676                        21,765
         18,405                        22,585
         17,932                        23,376
         18,769                        25,477
         17,226                        23,862
         16,935                        24,509
         17,929                        25,465
         17,244                        24,130


AVERAGE ANNUAL RETURNS+
THROUGH 4/30/00
                            Six Months*       1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
IAI INTERNATIONAL FUND        (6.31)%         (6.56)%       2.37%         5.60%
--------------------------------------------------------------------------------
EAFE Index                     6.84%          14.17%       10.67%         9.21%

+PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*NOT ANNUALIZED


NOTE TO FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI INTERNATIONAL FUND INCLUDES CHANGES IN SHARE VALUE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


                                                                               5
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO

                             IAI INTERNATIONAL FUND


                                 APRIL 30, 2000
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS - 98.4%
                                                              Market
                                         Quantity            Value (a)
----------------------------------------------------------------------
AUSTRALIA - 6.4%
Broken Hill Proprietary Company
  (Energy Minerals)                       24,589             $ 264,571
National Australia Bank
  (Financial)                             25,007               342,318
Telstra (Utilities)                       67,482               289,017
                                                             ---------
                                                               895,906
----------------------------------------------------------------------
FRANCE - 8.3%
Banque Nationale de Paris
  (Financial)                              4,747               384,588
France Telecom (Utilities)                   722               111,988
Suez Lyonnaise des Eaux
  (Utilities)                              1,794               282,024
Total Fina (Energy Minerals)               2,520               383,293
                                                             ---------
                                                             1,161,893
----------------------------------------------------------------------
GERMANY - 13.9%
BASF (Producer Manufacturing)              9,967               431,906
DaimlerChrysler (Consumer
  Durables)                                9,428               549,888
RWE (Energy Minerals)                      7,019               226,440
Siemens (Producer
  Manufacturing)                           3,444               509,397
Veba (Utilities)                           4,716               233,587
                                                             ---------
                                                             1,951,218
----------------------------------------------------------------------
ITALY - 3.9%
Enel (Utilities)                          70,130               297,827
Telecom Italia (Utilities)                19,800               125,047
Telecom Italia Mobile
  (Technology Services)                   32,550               128,444
                                                             ---------
                                                               551,318
----------------------------------------------------------------------

                                                              Market
                                         Quantity            Value (a)
----------------------------------------------------------------------
JAPAN - 28.5%
BRIDGESTONE (Consumer
  Non-Durables)                           15,000             $ 325,469
East Japan Railway
  (Transportation)                            56               331,622
Fuji Photo Film (Consumer
  Non-Durables)                            8,000               320,518
Hitachi (Electronic Technology)           26,000               310,340
HONDA MOTOR (Consumer
  Durables)                                7,000               312,839
Matsushita Electric Industrial
  (Electronic Technology)                 17,000               449,873
NEC (Electronic Technology)               13,000               353,644
NIPPON TELEGRAPH &
  TELEPHONE (Utilities)                       27               334,768
Sakura Bank (Financial)                   39,000               273,532
SANKYO (Health Technology)                16,000               352,348
Sharp (Electronic Technology)             18,000               347,259
TOSHIBA (Electronic
  Technology)                             32,000               310,303
                                                             ---------
                                                             4,022,515
----------------------------------------------------------------------


                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.

6
--------------------------------------------------------------------------------

                                 FUND PORTFOLIO

                             IAI INTERNATIONAL FUND

                                 APRIL 30, 2000
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS (CONT.) - 98.4%
                                                              Market
                                         Quantity            Value (a)
----------------------------------------------------------------------
NETHERLANDS - 4.5%
ING Groep (Financial)                      9,172             $ 501,689
Royal Dutch Petroleum (Energy
  Minerals)                                2,556               147,681
                                                             ---------
                                                               649,370
----------------------------------------------------------------------
SWITZERLAND - 10.8%
Nestle (Consumer Non-Durables)               200               353,386
Novartis (Health Technology)                 282               394,849
Roche Holding (Health
   Technology)                                35               366,376
UBS (Financial)                            1,660               407,643
                                                             ---------
                                                             1,522,254
----------------------------------------------------------------------
THAILAND - 0.0%
Siam City Bank (Financial) (b)            30,825                   243
----------------------------------------------------------------------
UNITED KINGDOM - 22.1%
AstraZeneca Group (Health
   Technology)                             8,100               340,859
Barclays (Financial)                      17,150               440,693
BP Amoco (Energy Minerals)                37,913               328,995
British Telecommunications
   (Utilities)                            17,500               315,219
CGU (Financial)                           23,308               335,030
HSBC Holdings (Financial)                 54,345               604,684
Tesco (Consumer Non-Durables)             81,131               278,055
Unilever (Consumer
   Non-Durables)                          78,300               472,067
                                                             ---------
                                                             3,115,602
======================================================================
TOTAL INVESTMENTS IN COMMON
STOCKS
(COST: $13,945,088) .....................................  $13,870,319
======================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $13,945,088) (c) .................................  $13,870,319
======================================================================
OTHER ASSETS AND LIABILITIES
(NET) - 1.6% ..............................................   $228,580
======================================================================
TOTAL NET ASSETS ........................................  $14,098,899
======================================================================


                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.

                                                                               7
--------------------------------------------------------------------------------

                             NOTES TO FUND PORTFOLIO

                             IAI INTERNATIONAL FUND


                                 APRIL 30, 2000
                                   (UNAUDITED)


                                       (a)

Market Values of securities are stated in U.S. dollars and are determined as described in Note 1 to the financial statements, under "Security Valuation."

                                       (b)

Currently non-income producing security.

                                       (c)

At April 30, 2000, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:


 Cost for federal tax purposes ...................................  $13,945,088
                                                                    ===========
 Gross unrealized appreciation ...................................  $   737,968
 Gross unrealized depreciation ...................................     (812,737)
                                                                    -----------
 Net unrealized depreciation .....................................  $   (74,769)
                                                                    ===========


8
--------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                             IAI INTERNATIONAL FUND


                                 APRIL 30, 2000
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market (cost: $13,945,088)                            $ 13,870,319
Cash                                                                                     548,780
Receivable for investment securities sold                                                 17,719
Dividends receivable                                                                     171,318
Interest receivable                                                                        2,953
Other                                                                                      8,002
                                                                                    ------------
   TOTAL ASSETS                                                                       14,619,091
                                                                                    ------------
LIABILITIES
Payable for investment securities purchased                                         $    494,559
Unrealized depreciation on foreign currency contracts (Note 6)                             7,447
Accrued management fee                                                                    18,186
                                                                                    ------------
   TOTAL LIABILITIES                                                                     520,192
                                                                                    ------------
   NET ASSETS                                                                       $ 14,098,899
                                                                                    ============
NET ASSETS REPRESENTED BY:
Paid in capital                                                                     $ 17,416,242
Overdistributed net investment income                                                    (10,399)
Accumulated net realized loss on investments                                          (3,193,963)
Unrealized depreciation on:
 Investment securities                                               $ (74,769)
 Other assets and liabilities denominated in foreign currency          (38,212)         (112,981)
                                                                     ---------      ------------
   NET ASSETS                                                                       $ 14,098,899
                                                                                    ============
Shares of capital stock outstanding (10 billion shares
 authorized, $0.01 par value)                                                          1,401,152
                                                                                    ============
   NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE                         $      10.06
                                                                                    ============


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               9
--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS

                             IAI INTERNATIONAL FUND


                         SIX MONTHS ENDED APRIL 30, 2000
                                   (UNAUDITED)

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME
 Dividends (net of foreign income taxes withheld of $19,001)       $    153,799
 Interest                                                                 7,833
                                                                   ------------
   TOTAL INCOME                                                         161,632
                                                                   ------------
EXPENSES
 Management fees                                                        120,489
 Compensation of Directors                                                4,390
                                                                   ------------
   TOTAL EXPENSES                                                       124,879
   Less fees reimbursed by Advisers                                      (4,390)
                                                                   ------------
   NET EXPENSES                                                         120,489
                                                                   ------------
   NET INVESTMENT INCOME                                                 41,143
                                                                   ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on:
 Investment securities                                               (1,915,911)
 Foreign currency transactions                                         (199,238)
                                                                   ------------
 Net realized loss                                                   (2,115,149)
Net change in unrealized appreciation or depreciation on:
 Investment securities                                                1,196,540
 Other assets and liabilities denominated in foreign currency           (26,610)
                                                                   ------------
 Net unrealized gain                                                  1,169,930
                                                                   ------------
   NET LOSS ON INVESTMENTS                                             (945,219)
                                                                   ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $   (904,076)
                                                                   ============


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

                             IAI INTERNATIONAL FUND


                                                                       Six months ended
                                                                        April 30, 1999        Year ended
                                                                         (unaudited)       October 31, 1999
                                                                      -----------------   -----------------
OPERATIONS
 Net investment income                                                   $      41,143      $      444,295
 Net realized gain (losses)                                                 (2,115,149)            452,773
 Net change in unrealized appreciation or depreciation                       1,169,930           2,629,810
                                                                         -------------      --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (904,076)          3,526,878
                                                                         -------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                        (226,421)                  -
 Net realized gains                                                                  -                   -
                                                                         -------------      --------------
   TOTAL DISTRIBUTIONS                                                        (226,421)                  -
                                                                         -------------      --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
 Net proceeds from sale of shares                                           20,068,777         110,742,722
 Net asset value of shares issued in reinvestment
  of distributions                                                             177,078                   -
 Cost of shares redeemed                                                   (23,719,273)       (130,683,209)
                                                                         -------------      --------------
   DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS                  (3,473,418)        (19,940,487)
                                                                         -------------      --------------
   TOTAL DECREASE IN NET ASSETS                                             (4,603,915)        (16,413,609)
NET ASSETS AT BEGINNING OF PERIOD                                           18,702,814          35,116,423
                                                                         -------------      --------------
NET ASSETS AT END OF PERIOD                                              $  14,098,899      $   18,702,814
                                                                         =============      ==============
 INCLUDING UNDISTRIBUTED (OVERDISTRIBUTED) NET
 INVESTMENT INCOME OF:                                                   $     (10,399)     $      506,910
                                                                         =============      ==============


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              11
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                             IAI INTERNATIONAL FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                                      Years ended
                                Six months ended                       Period from                    January 31,
                                 April 30, 2000     Year ended      February 1, 1998 to  --------------------------------------
                                   (unaudited)    October 31, 1999  October 31, 1998++     1998           1997           1996
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                 $ 10.90          $  9.81            $ 10.26          $ 12.11        $ 13.24        $ 12.06
                                     -------          -------            -------          -------        -------        -------
OPERATIONS
 Net investment income                  0.05             0.18***            0.10             0.20           0.24           0.19
 Net realized and unrealized
  gains (losses)                       (0.73)            0.91              (0.52)           (0.34)          0.08           2.17
                                     -------          -------            -------          -------        -------        -------
   TOTAL FROM OPERATIONS               (0.68)            1.09              (0.42)           (0.14)          0.32           2.36
                                     -------          -------            -------          -------        -------        -------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
 Net investment income                 (0.16)              --              (0.03)           (0.32)         (0.28)         (0.16)
 Net realized gains                       --               --                 --            (1.39)         (1.17)         (1.02)
                                     -------          -------            -------          -------        -------        -------
   TOTAL DISTRIBUTIONS                 (0.16)              --              (0.03)           (1.71)         (1.45)         (1.18)
                                     -------          -------            -------          -------        -------        -------
NET ASSET VALUE
 End of period                       $ 10.06          $ 10.90            $  9.81          $ 10.26        $ 12.11        $ 13.24
                                     =======          =======            =======          =======        =======        =======
Total investment return*               (6.31)%          11.11%             (4.15)%          (1.04)%         2.39%         20.15%
Net assets at end of period
 (000's omitted)                     $14,099          $18,703            $35,116          $63,349       $116,191       $151,663

RATIOS
 Expenses to average net assets
  (including interest expense)          1.70%**          1.77%              1.76%**          1.67%          1.65%          1.66%
 Expenses to average net assets
  (excluding interest expense)          1.70%**          1.70%              1.70%**          1.67%          1.65%          1.66%
 Net investment income to
  average net assets                    0.58%**          1.71%              1.28%**          1.42%          1.56%          1.12%
 Portfolio turnover rate
  (excluding short-term
  securities)                          142.7%           107.6%              50.2%            76.4%          32.1%          39.2%

  *TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE
   DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

 **ANNUALIZED.

***CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

 ++REFLECTS FISCAL YEAR END CHANGE FROM JANUARY 31 TO OCTOBER 31.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

                             IAI INTERNATIONAL FUND


                                 APRIL 30, 2000
                                   (UNAUDITED)


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Investment Funds III, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI International Fund is a separate portfolio of IAI Investment Funds III, Inc. The Fund has a primary objective of capital appreciation mainly through investment in equity securities of developed and emerging countries. This report covers only the International Fund (the Fund).

Significant accounting policies followed by the Fund are summarized below:


SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.


FOREIGN CURRENCY TRANSLATIONS
AND FORWARD FOREIGN CURRENCY CONTRACTS

The Fund invests in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized gain or loss and unrealized appreciation or depreciation on foreign currency transactions. Exchange gains or losses may also be realized between the trade and settlement dates on security and forward currency contract transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to hedge against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.


FEDERAL TAXES

Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), and losses deferred due to "wash sales." The character of distributions made during the year for net


                                                                              13
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

                             IAI INTERNATIONAL FUND


                                 APRIL 30, 2000
                                   (UNAUDITED)


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

investment income or net realized gains may differ from its ultimate characterization for tax purposes.

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The Fund accrues such taxes as applicable.


SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.


DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are paid semi-annually. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.


CONCENTRATION OF RISK

Investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income it generates, as well as the Fund's ability to repatriate such amounts.


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


[2] COMMITMENTS AND CONTINGENCIES

INSURANCE

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). The Fund is committed to make capital contributions, if requested by the Company.


LINE OF CREDIT

The Fund, together with other Funds advised by Advisers, has an available joint line of credit of $25,000,000 with Firstar Bank, N.A. at the prime interest rate less 2%. To the extent funds are drawn against the line, securities are segregated by the Fund. No compensating balances are required under the line of credit, however, a commitment fee of .10% per annum on the commitment amount of the line is payable quarterly in arrears. Advisers has agreed to pay the commitment fee on behalf of the Fund. During the six months ended April 30, 2000, the Fund did not access the line of credit.


14
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

                             IAI INTERNATIONAL FUND


                                 APRIL 30, 2000
                                   (UNAUDITED)


[3] FEES AND EXPENSES

Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 1.70% declining to 1.30% of average daily net assets. The fee is paid monthly. The Management Agreement further provides that Advisers will reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.


[4] CAPITAL STOCK

The Fund has authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the periods indicated were as follows:

                                            Six months ended       Year ended
                                             April 30, 2000     October 31, 1999
--------------------------------------------------------------------------------

 SOLD                                           1,954,878           10,611,930
 ISSUED FOR REINVESTED DISTRIBUTIONS               16,785                    -
 REDEEMED                                      (2,286,454)         (12,474,759)
                                            ------------------------------------
 INCREASE (DECREASE) IN SHARES OUTSTANDING       (314,791)          (1,862,829)
                                            ====================================


[5] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2000, purchases of securities and sales proceeds, other than investments in short-term securities, for the Fund aggregated $19,694,404 and $22,804,504, respectively.


                                                                              15
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

                             IAI INTERNATIONAL FUND


                                 APRIL 30, 2000
                                   (UNAUDITED)


[6] FOREIGN CURRENCY COMMITMENTS

At April 30, 2000, the Fund had entered into foreign currency exchange contracts. The unrealized depreciation on those contracts at April 30, 2000 is included in unrealized depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contracts are as follows:


                                                                                Unrealized
Exchange                                                                       Appreciation/
Date              Currency to be Received        Currency to be Delivered     (Depreciation)
--------------------------------------------------------------------------------------------
05/01/00     7,724,263   Japanese Yen               73,996   U.S. Dollar        $ (2,524)
05/02/00        51,139   European Monetary Unit     47,546   U.S. Dollar            (942)
05/03/00        62,148   European Monetary Unit     57,704   U.S. Dollar          (1,067)
05/04/00        39,736   British Pounds             62,971   U.S. Dollar            (787)
05/04/00        36,076   Swiss Francs               21,470   U.S. Dollar            (502)
05/08/00        13,318   British Pounds             20,810   U.S. Dollar              31
05/31/00       101,589   European Monetary Unit     94,238   U.S. Dollar          (1,656)
============================================================================================
                                                                                $ (7,447)
============================================================================================


[7] SUBSEQUENT EVENT

On June 12, 2000, the Fund's board of directors recommended that the IAI Funds be reorganized into comparable mutual funds advised by a subsidiary of Federated Investors, Inc. (Federated Investors). On June 16, 2000 Investment Advisers, Inc. (Advisers), the IAI Funds' investment adviser, announced they had entered into an agreement with Federated Investors to sell the IAI Funds, including the IAI International Fund, to Federated Investors. The proposed acquisition must be approved by the IAI Funds' shareholders. Proxy statements requesting shareholder votes will be mailed in July 2000. If approved, the acquisition is expected to occur in September 2000.


16
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                                   AND MANAGER
                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                             http://www.iaifunds.com


                                    CUSTODIAN
                            The Chase Manhattan Bank
                             1 Chase Manhattan Plaza
                             New York, NY 10005-1402


                                  LEGAL COUNSEL
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS
                                    KPMG LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS
                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI
                                  MUTUAL FUNDS


         C/O FIRSTAR MUTUAL FUND SERVICES, LLC, P.O. BOX 701, MILWAUKEE,
                               WISCONSIN 53201 USA

                                  800.945.3863